Subsequent Events (Details)		12 Months Ended
	Jan. 30, 2026 HKD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)	Jun. 29, 2026 HKD ($) segment	Jun. 29, 2026 USD ($) segment	May 31, 2026 HKD ($)	Dec. 31, 2025 USD ($)
Subsequent Event [Line Items]
Option premium income		$ 4,407,000	$ 566,212	$ 0	$ 0
Digital assets
Subsequent Event [Line Items]
Digital assets unrestricted		3,408,761,206		0					$ 437,958,347
Bitcoin
Subsequent Event [Line Items]
Digital assets unrestricted		$ 232,751,003		$ 0					$ 29,903,897
Subsequent Event
Subsequent Event [Line Items]
Option premium income	$ 3,841,500
Crypto asset, cost (in HKD/USD per unit)						$ 4,506	$ 575
Subsequent Event | Digital assets
Subsequent Event [Line Items]
Digital assets unrestricted								$ 2,460,921,075
Subsequent Event | Bitcoin
Subsequent Event [Line Items]
Crypto asset, number of units (in bitcoin) | segment						254,278	254,278